UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the quarter ended:                         September 30, 2009

Check here if Amendment [  ];  Amendment Number
This amendment (check only one.):    [  ] is a restatement.
                                     [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Summit Partners, L.P.
Address:          222 Berkeley St., 18th Floor
                  Boston, MA 02116

Form 13F File Number: 28-11703

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robin Devereux
        -----------------------------------------------
Title:  Power of Attorney for Martin J. Mannion, Member
        -----------------------------------------------
        of Summit Master Company, LLC, General Partner
        -----------------------------------------------
Phone:  (617) 824-1000
        -----------------------------------------------


Signature, Place and Date of Signing:

/s/ Robin Devereux               Boston, MA                 November 4, 2009
------------------               ----------                 ----------------
   (Signature)                  (City, State)                    (Date)



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers                 0

Form 13F Information Table Entry Total            4

Form 13F Information Table Value Total            $69,971
                                                  -----------
                                                  (thousands)


List of Other Included Managers:                  None





















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
                           FORM 13F INFORMATION TABLE


     COLUMN 1           COLUMN 2    COLUMN 3    COLUMN 4            COLUMN 5          COLUMN 6     COLUMN 7          COLUMN 8
     --------           --------    --------    --------    -----------------------   --------     --------    ---------------------
                                                                                                                      VOTING
                        TITLE OF                 VALUE      SHRS OR    SH/    PUT /  INVESTMENT     OTHER            AUTHORITY
  NAME OF ISSUER         CLASS       CUSIP      (x$1000)    PRN AMNT   PRN     CALL  DISCRETION    MANAGER     SOLE    SHARED   NONE
  --------------         -----       -----      --------    --------   ---     ----  ----------    -------     ----    ------   ----

Aetna, Inc.              Common    00817Y108         70        2,500    SH               SOLE        N/A        2,500

Coventry Health Care,
Inc.                     Common    222862104         20        1,000    SH               SOLE        N/A        1,000

Global Cash Access

Holdings, Inc.           Common    378967103     69,828    9,552,408    SH               SOLE        N/A    9,552,408

Tenet Healthcare Corp.   Common    88033G100         53        9,000    SH               SOLE        N/A        9,000
























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